Inventory	9 Months Ended
Sep. 30, 2025
Inventory [abstract]
Inventory
8.	Inventory

Inventories consist of purchased raw materials that will be used in the manufacturing of finished goods and are valued at lower of cost or net realizable value. The cost of inventory is determined on a first-in, first-out basis. The cost of work in-process and finished goods are valued at the lower of cost or net realizable value. As at September 30, 2025, the Company’s inventory consisted of the following balances:

	As at September 30, 2025 $	As at December 31, 2024 $
Raw materials	55,568	51,973
Finished goods	22,054	65,269
Total inventory	77,622	117,242